FINANCIAL RISK MANAGEMENT - Natural gas derivative financial instruments outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Gross amount	$ (70)	$ (21)
Netting	0	0
Carrying amount	(70)	(21)
Accounts payable [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amount	(99)	(73)
Netting	47	67
Carrying amount	(52)	(6)
Other liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amount	(54)	(64)
Netting	26	48
Carrying amount	(28)	(16)
Accounts receivable [member]
Disclosure of offsetting of financial assets [line items]
Gross amount	48	65
Netting	(48)	(64)
Carrying amount	0	1
Other assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amount	35	51
Netting	(25)	(51)
Carrying amount	$ 10	$ 0